EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments	The summarized financial
information as of December 31, 2023 and January 1, 2023 and for the fiscal years ended 2023, 2022 and 2021 is as follows:

	As of
(In thousands)	December 31, 2023	January 1, 2023
Current assets	$924,110	$556,744
Non-current assets	711,499	615,107
Current liabilities	361,072	444,202
Non-current liabilities	667,617	304,088
Non-controlling interest	615,395	395,173

	Fiscal Year Ended
(In thousands)	December 31, 2023	January 1, 2023	January 2, 2022
Revenue	$1,637,862	$1,619,358	$1,018,731
Gross profit (loss)	$1,433	(40,099)	25,204
Loss from operations	$(135,799)	(177,283)	(27,427)
Net loss	$(136,433)	(159,888)	(126,338)
Net loss attributable to Huansheng JV	$(33,708)	(62,820)	(95,939)

Schedule of Related Party Transactions with TZE and its Affiliates Excluding the JV
The following related party balances and amounts are associated with transactions entered into with TotalEnergies and its affiliates:

	As of
(In thousands)	December 31, 2023	January 1, 2023
Accounts receivable	$13,390	$10,732
Other receivables, current	794	—
Accounts payable	232	8
Contract liabilities, current portion	218	58,852
Contract liabilities, net of current portion	—	4,319
Refund liabilities (Note 6)	18,229	22,146

	Fiscal Year Ended
(In thousands)	December 31, 2023	January 1, 2023	January 2, 2022
Revenue	$99,694	$76,216	$14,733
The following related party balances and amounts summarizes transactions entered into with TZE and its affiliates, excluding transactions with HSPV:

	As of
(In thousands)	December 31, 2023	January 1, 2023
Prepayment for purchases	$—	$15,009
Convertible notes (Note 11)	207,000	207,000

	Fiscal Year Ended
(In thousands)	December 31, 2023	January 1, 2023	January 2, 2022
Payments for purchases of silicon wafer	$121,770	$87,228	$10,392
Contractual interest expense on 2027 Notes	15,525	5,822	—
Related-party transactions with Huansheng JV are as follows:

	As of
(In thousands)	December 31, 2023	January 1, 2023
Accounts payable	$9,920	$38,452

	Fiscal Year Ended
(In thousands)	December 31, 2023	January 1, 2023	January 2, 2022
Payments made to investee for products/services	$226,118	$331,004	$249,670

Debt Securities, Trading, and Equity Securities, FV-NI

	As of
(In thousands)	December 31, 2023	January 1, 2023
Equity method investment	$—	$3,061
Equity investments without readily determinable fair value	4,000	4,000
Total equity investments	$4,000	$7,061